Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Parties [Abstract]
RELATED PARTIES

13. Related party transactions

Related parties represent major shareholders, associates, directors and key management personnel of the Group and entities controlled, jointly controlled or significantly influenced by such parties, pricing policies and terms of these transactions are approved by the Group's management.

■	Compensation of key management personnel of the Group for the period ended 30 June 2020, consisting of salaries and benefits was USD 4,749,342 (30 June 2019: USD 3,568,771). Out of the total amount of key management personnel compensation, an amount of USD 1,072,764 (30 June 2019: USD Nil) represents long-term benefits. These long-term benefits represent a phantom share option plan linked to the value of an ordinary share of the Group. As a result of the business combination (note 18), the phantom share option plan has been terminated effective 17 March 2020.

■	The Group has paid aircraft management fees and chartering revenues commission in the amount of USD 52,189 (30 June 2019: USD 118,204) to Arab wings Co. which is owned by a shareholder. As at 30 June 2020, there was an amount of USD 31,370 payable to Arab Wings Co. (31 December 2019: USD 196,214).

■	Balances due from key management personnel of the Group as at 30 June 2020 was USD 83,699 (31 December 2019: USD 92,772).

■	During the year 2019, the Group entered into a share buyback agreement with a director and shareholder whereby 2,350,000 treasury shares were purchased with total amount of USD 5,052,500. The above transaction arose as a result of an advance of USD 5,000,000 for investment in a company where the director and major shareholder has a controlling interest. The investment was not completed and in exchange for the advanced funds, the Group purchased the above treasury shares. During 2020, Treasury shares were eliminated as a part of the Business Combination transaction.

■	Included within the investment properties (note 7) are lands with a total amount of USD 4,188,666 (31 December 2019: USD 5,649,008) registered in the name of a former Director of the Group. The Group has obtained a proxy over these investment properties.

26.	RELATED PARTIES

Related parties represent major shareholders, associates, directors and key management personnel of the Group and entities controlled, jointly controlled or significantly influenced by such parties, pricing policies and terms of these transactions are approved by the Group’s management.

▪	Compensation of key management personnel of the Group, consisting of salaries and benefits was USD 10,164,201 (2018: USD 10,072,656) (2017: USD 8,379,883). Out of the total amount of key management personnel compensation, an amount of USD 565,960 (2018: USD 423,547) (2017: USD 318,076) represents long-term benefits. These long-term benefits represent a phantom share option plan linked to the value of an ordinary share of the Group as approved by the Board of directors during 2011. The scheme is applicable to senior executives responsible for the management, growth and protection of business of the Group. The amount of bonus is determined by reference to the increase in the book value of shares covered by the option. No shares are issued or transferred to the option holder on the exercise of the option. The options vest equally over a span of five years starting on the first anniversary of Continued employment following the date on which it is granted. The bonus due amounts to the excess of book value of shares on vesting date over grant date as determined in the latest audited financial statements as of 31 of December of the year prior to vesting and grant date respectively plus an additional 20% on the value of the excess.

▪	The Group rented a boat for business promotion from a company owned by major shareholder, the total expense charged to the general and administrative expenses was USD 381,909 (2018: USD 211,058) (2017: USD 211,739). In addition to this the Group has paid aircraft management fees of USD 84,000 (2018: USD 84,000) (2017: USD 168,221) to which is owned by a major shareholder. As at 31 December 2019, there was an amount of USD 196,214 payable to Arab Wings Co. against a receivable of USD 111,227 as at 31 December 2018.

▪	During 2019, the Group entered into a share buyback agreement with a director and major shareholder whereby 2,350,000 treasury shares were purchased with total amount of USD 5,052,500 (note 19). The above transaction arose as a result of an advance of USD 5,000,000 for investment in a company where the director and major shareholder has a controlling interest. The investment was not completed and in exchange for the advanced funds, the Group purchased the above treasury shares.

▪	The Group entities entered into a service level agreement whereby International General Insurance Underwriting Jordan (IGIU) provides underwriting, claims and financial services to International General Insurance Co. Ltd. – Bermuda, International General Insurance Co. Ltd. – Labuan and International General Insurance Company United Kingdom. Based on the service level agreement, an agency fee expense is charged by IGIU and attributable cost against these services is charged back as general and administrative expenses to IGIU from these Group entities.

The transactions between the Group entities within the income statement represented by agency fees and costs recharged are as follows:

	2019	2018	2017
	USD	USD	USD

Agency fees due to International General Insurance Underwriting	20,315,915	17,394,592	15,692,409

Costs recharged back to International General Insurance Underwriting	21,329,250	18,856,943	16,678,582

The above transactions and related amounts recorded in the Group entities’ balance sheets are eliminated in full in the consolidated financial statements of the Group.

▪	Included within the investment properties (note 12) is land in the amount of USD 5,649,008 (2018: USD 10,342,737) registered in the name of one of the Directors of the Group. The Group has obtained an irrevocable proxy over this investment property.

▪	Balances due from key management personnel of the Group as at 31 December 2019 was USD 92,772 (2018: USD 465,550).

▪	As at 31 December 2019, listing transaction costs amounting to USD 1,855,461 (note 11) were incurred by the Group on behalf of International General Insurance Holdings Ltd, Bermuda. This amount is directly related to the issuance of the new shares on NASDAQ Capital Markets and accordingly will be allocated to the shareholders equity upon completion of the listing transaction.